SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Better Schools CNY	Dec. 31, 2011 Better Schools CNY	Dec. 31, 2010 Better Schools CNY	Dec. 31, 2012 Better Schools Tutoring CNY	Dec. 31, 2011 Better Schools Tutoring CNY	Dec. 31, 2010 Better Schools Tutoring CNY	Dec. 31, 2012 Better Schools K-12 Schools CNY	Dec. 31, 2011 Better Schools K-12 Schools CNY	Dec. 31, 2010 Better Schools K-12 Schools CNY	Dec. 31, 2012 Better Jobs CNY	Dec. 31, 2011 Better Jobs CNY	Dec. 31, 2010 Better Jobs CNY	Dec. 31, 2012 Better Jobs Career Enhancement CNY	Dec. 31, 2011 Better Jobs Career Enhancement CNY	Dec. 31, 2010 Better Jobs Career Enhancement CNY	Dec. 31, 2012 Better Jobs College CNY	Dec. 31, 2011 Better Jobs College CNY	Dec. 31, 2010 Better Jobs College CNY
SEGMENT INFORMATION
Number of operating segments	4	4
Number of reportable segments	4	4
SEGMENT INFORMATION
Net Revenues	$ 215,689	1,343,763	1,572,371	1,114,655	1,031,052	1,048,028	839,733	773,611	777,969	588,098	257,441	270,059	251,635	312,711	524,343	274,922	310,016	505,202	271,350	2,695	19,141	3,572
Cost of revenue	(137,704)	(857,914)	(682,644)	(479,785)	(669,038)	(510,906)	(398,154)	(492,087)	(341,942)	(256,212)	(176,951)	(168,964)	(141,942)	(188,876)	(171,738)	(81,631)	(185,697)	(168,546)	(77,238)	(3,179)	(3,192)	(4,393)
GROSS PROFIT	$ 77,985	485,849	889,727	634,870	362,014	537,122	441,579	281,524	436,027	331,886	80,490	101,095	109,693	123,835	352,605	193,291	124,319	336,656	194,112	(484)	15,949	(821)